Supplement dated May 31, 2013
to the Summary Prospectus dated January 30, 2013

Investor Class Shares (KHYZX)
Institutional Class Shares (KHYLX)
KKR Class Shares (KHYKX)

KKR Alternative High Yield Fund,
a series of KKR Series Trust

This Supplement updates certain information contained in the above-dated Summary Prospectus for KKR Alternative High Yield Fund (the “Fund”).

Effective June 1, 2013, the Fund’s mailing addresses will become:

Regular Mail KKR Alternative High Yield Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Express/Overnight Mail KKR Alternative High Yield Fund c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

All references to other Regular Mail or Express/Overnight Mail addresses are deleted.  The addresses set forth above may be used to make a request in writing to purchase or sell (redeem) shares. The Fund’s phone number, website and email address will not change.

Please retain this Supplement for future reference.

Supplement dated May 31, 2013
to the Prospectus dated January 30, 2013

Investor Class Shares (KHYZX)
Institutional Class Shares (KHYLX)
KKR Class Shares (KHYKX)

KKR Alternative High Yield Fund,
a series of KKR Series Trust

This Supplement updates certain information contained in the above-dated Prospectus for KKR Alternative High Yield Fund (the “Fund”).

Effective June 1, 2013, U.S. Bancorp Fund Services, LLC will replace SEI Investments Global Funds Services (“SEI”) as the Fund’s administrator, and will replace DST Systems, Inc. (“DST”) as the Fund’s dividend disbursing agent, transfer agent and the registrar for the Fund’s shares.  Accordingly, as of that date, the Prospectus is revised as follows:

All references to SEI and DST in the Prospectus are deleted in their entirety.

The Fund’s mailing addresses will become:

Regular Mail KKR Alternative High Yield Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Express/Overnight Mail KKR Alternative High Yield Fund c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

All references to other Regular Mail or Express/Overnight Mail addresses are deleted.  The addresses set forth above may be used to make a request in writing to purchase or sell (redeem) shares, to send an account application or documents, to cancel or change an Automatic Investment Plan (VIA ACH), to participate in the Systematic Withdrawal Plan, to request the Statement of Additional Information and the Fund’s Reports to Shareholders without charge and to otherwise make inquiries to the Fund, each as described in further detail in the Prospectus. The Fund’s phone number, website and email address will not change.

All references to the Fund’s Administrator in the Prospectus are revised to refer to U.S. Bancorp Fund Services, LLC, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, as administrator to the Fund.

The subsection of the Prospectus entitled “Shareholder Information — Purchase of Fund Shares — Paying for Shares by Wire” is deleted and replaced with the following:

If you are making your first investment in the Fund, the transfer agent must have a completed account application before you wire funds. You may mail or overnight deliver your account application to the transfer agent. Upon receipt of your completed account application, the transfer agent will establish an account for you. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include the name of the Fund, the account number and your name so that funds can be correctly applied. Before sending a wire, please contact the transfer agent to advise it of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire. Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions. Your bank should transmit funds by wire to:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022
Credit:	U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit:	KKR Alternative High Yield Fund
(shareholder registration)
(shareholder account number)

Please retain this Supplement for future reference.

Supplement dated May 31, 2013
to the Statement of Additional Information
dated January 30, 2013, as supplemented March 28, 2013

Investor Class Shares (KHYZX)
Institutional Class Shares (KHYLX)
KKR Class Shares (KHYKX)

KKR Alternative High Yield Fund,
a series of KKR Series Trust

This Supplement updates certain information contained in the above-dated Statement of Additional Information (“SAI”) for KKR Series Trust (the “Trust”) regarding KKR Alternative High Yield Fund (the “Fund”).

Effective June 1, 2013, the Trust will be replacing certain of the Fund’s service providers as follows:

•
U.S. Bancorp Fund Services, LLC (“USBFS”) will replace (i) SEI Investments Global Funds Services (“SEI Services”) as the Fund’s administrator and (ii) DST Systems, Inc. (“DST”) as dividend disbursing agent, transfer agent and the registrar for the Fund’s shares.

•	U.S. Bank, National Association will replace Citibank N.A. (“Citibank”) as custodian for the Fund.

•	Quasar Distributors, LLC will replace SEI Investments Distribution Co. (“SEI Distribution”) as the Fund’s distributor.

Accordingly, as of that date, the SAI is revised as follows:

The Fund’s mailing addresses will become:

Regular Mail KKR Alternative High Yield Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Express/Overnight Mail KKR Alternative High Yield Fund c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

All references to other Regular Mail or Express/Overnight Mail addresses are deleted.  The addresses set forth above may be used to request in writing a copy of the Fund’s Prospectus without charge, as described in further detail in the SAI.  The Fund’s phone number, website and email address will not change.

The first sentence of the paragraph appearing in the subsection of the SAI entitled “Management of the Fund — Codes of Ethics” is deleted and replaced as follows:

The Fund, the Adviser and the Distributor (as defined below) have each adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act that establish procedures for personal investments and restrict certain personal securities transactions.

The subsection of the SAI entitled “Investment Advisory and Other Services — Administrator” is deleted and replaced with the following:

Effective June 1, 2013, U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”), located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as administrator and fund accountant to the Fund. USBFS is an indirect wholly-owned subsidiary of U.S. Bancorp. Under the fund administration servicing agreement and fund accounting servicing agreement, USBFS is responsible for calculating the NAV of the Fund’s shares and providing the Fund with administrative and management services (other than investment advisory services).

The Administrator is entitled to receive a monthly fee, subject to a minimum annual fee of $65,000, at an annual rate of 0.03% of the average daily value of the Fund’s net assets on the first $1 billion in aggregate net assets, at an annual rate of 0.02% of the average daily value of the Fund’s aggregate net assets on the next $4 billion in aggregate net assets and at an annual rate of 0.015% of the average daily value of the Fund’s net assets on aggregate net assets in excess of $5 billion. USBFS also is entitled to certain out-of-pocket expenses.

Prior to June 1, 2013, SEI Investments Global Funds Services (“SEI”), located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, served as administrator to the Fund. Under the administration agreement, SEI was responsible for calculating the NAV of the Fund’s shares and generally managing the administrative affairs of the Fund.

The following table shows the fees earned (or accrued) by SEI and the portion of those fees waived by SEI for the fiscal year ended October 31, 2012.

Contractual Fees Earned(1)	Fees Waived by the Administrator(1)	Total Fees Paid(1)
$1,630	$0	$1,630
___________________________________
 (1) Represents the period between October 23, 2012 (commencement of operations) and October 31, 2012.

The subsection of the SAI entitled “Investment Advisory and Other Services — Custodian, Dividend disbursing Agent, Transfer Agent and Registrar” is deleted and replaced with the following:

U.S. Bank, National Association (the “Custodian”) serves as custodian for the Fund. The Custodian holds cash, securities, and other assets of the Fund as required by the 1940 Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and other factors, plus reimbursement for certain out of pocket expenses. The principal business address of the Custodian is 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212. USBFS acts as the Fund’s dividend disbursing agent, transfer agent and the registrar for the Fund’s shares.

The first two paragraphs appearing in the section of the SAI entitled “Distributor” are deleted and replaced with the following:

Effective June 1, 2013, Quasar Distributors, LLC (the “Distributor”), located at 615 East Michigan Street, 4th Floor, Milwaukee, Wisconsin 53202, serves as the distributor of the Fund’s shares pursuant to a Distribution Agreement with the Trust (the “Distribution Agreement”). The Distributor is an affiliate of USBFS. The Distributor distributes shares of the Fund through broker-dealers who are members of the Financial Industry Regulatory Authority, Inc. (“FINRA”) and who have executed dealer agreements with the Distributor. The Distributor continually distributes shares of the Fund on a best efforts basis. The Distributor is not obligated to sell any specific amount of Fund shares. The Fund reserves the right to suspend or discontinue distribution of Fund shares.

The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust. The Distributor is not affiliated with the Adviser or its affiliates.

Prior to June 1, 2013, SEI Investments Distribution Co., located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, served as the distributor of the Fund’s shares.

The first sentence of the fifth paragraph appearing in the section of the SAI entitled “Distributor” is deleted.

Please retain this Supplement for future reference.